(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The numerator and denominator of basic and diluted EPS computations for the Company’s common stock and Class B common stock are calculated as follows:

	Year Ended December 31,
	2024	2023	2022
	(In thousands, except per share data)
Basic EPS:
Numerator:
Net (loss) earnings from continuing operations	$(573,168)	$294,867	$(1,076,409)
Net (earnings) loss attributable to noncontrolling interests of continuing operations	(349)	1,689	2,687
Net earnings attributed to unvested participating security	—	(10,277)	—
Net (loss) earnings from continuing operations attributable to IAC common stock and Class B common stock shareholders	(573,517)	286,279	(1,073,722)

Earnings (loss) from discontinued operations, net of tax	39,838	(36,550)	(116,046)
Net (earnings) loss attributable to noncontrolling interests of discontinued operations	(6,218)	5,936	19,598
Net earnings attributed to unvested participating security	—	1,061	—
Net earnings (loss) from discontinued operations attributable to IAC common stock and Class B common stock shareholders	33,620	(29,553)	(96,448)

Net (loss) earnings attributable to IAC common stock and Class B common stock shareholders	$(539,897)	$256,726	$(1,170,170)

Denominator:
Weighted average basic IAC common stock and Class B common stock shares outstanding(a)	83,130	83,569	86,350

(Loss) Earnings per share:
(Loss) earnings per share from continuing operations attributable to IAC common stock and Class B common stock shareholders	$(6.89)	$3.42	$(12.43)
Earnings (loss) per share from discontinued operations, net of tax, attributable to IAC common stock and Class B common stock shareholders	0.40	(0.35)	(1.12)
(Loss) earnings per share attributable to IAC common stock and Class B common stock shareholders	$(6.49)	$3.07	$(13.55)

	Year Ended December 31,
	2024	2023	2022
	(In thousands, except per share data)
Diluted EPS:
Numerator:
Net (loss) earnings from continuing operations	$(573,168)	$294,867	$(1,076,409)
Net (earnings) loss attributable to noncontrolling interests of continuing operations	(349)	1,689	2,687
Net earnings attributed to unvested participating security	—	(9,944)	—
Net (loss) earnings from continuing operations attributable to IAC common stock and Class B common stock shareholders	(573,517)	286,612	(1,073,722)

Earnings (loss) from discontinued operations, net of tax	39,838	(36,550)	(116,046)
Net (earnings) loss attributable to noncontrolling interests of discontinued operations	(6218)	5,936	19,598
Net earnings attributed to unvested participating security	—	1,026	—
Net earnings (loss) from discontinued operations attributable to IAC common stock and Class B common stock shareholders	33,620	(29,588)	(96,448)

Net (loss) earnings attributable to IAC common stock and Class B common stock shareholders	$(539,897)	$257,024	$(1,170,170)

Denominator:
Weighted average basic IAC common stock and Class B common stock shares outstanding(a)	83,130	83,569	86,350
Dilutive securities(b)(c)	—	2,895	—
Denominator for earnings per share—weighted average shares(b)(c)	83,130	86,464	86,350

(Loss) earnings per share:
(Loss) earnings per share from continuing operations attributable to IAC common stock and Class B common stock shareholders	$(6.89)	$3.31	$(12.43)
Earnings (loss) per share from discontinued operations, net of tax, attributable to IAC common stock and Class B common stock shareholders	0.40	(0.34)	(1.12)
(Loss) earnings per share attributable to IAC common stock and Class B common stock shareholders	$(6.49)	$2.97	$(13.55)
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(a)     On November 5, 2020, IAC’s CEO was granted a stock-based award in the form of 3.0 million shares of restricted common stock. On January 13, 2025, the restricted stock award was forfeited by Mr. Levin pursuant to the Agreement between Mr. Levin and the Company. See “Note 10—Stock-Based Compensation” for additional information. For all periods presented in these financial statements, the Company calculated EPS using the two-class method since those restricted shares were unvested and had a non-forfeitable dividend right in the event the Company declared a cash dividend on its common shares and would have participated in all other distributions of the Company in the same manner as all other IAC common shares. While the restricted shares are presented as outstanding shares in the balance sheet, these shares are excluded from the weighted average shares outstanding in calculating basic EPS and the allocable portion of net earnings are also excluded. Fully diluted EPS reflects the impact on earnings and fully diluted shares in the manner that is most dilutive.
(b)     For the years ended December 31, 2024 and 2022, the Company had losses from continuing operations and, as a result, approximately 8.5 million and 7.9 million potentially dilutive securities, respectively, were excluded from computing diluted EPS for each of these periods because the impact would have been anti-dilutive. Accordingly, the weighted average basic shares outstanding were used to compute the EPS amounts for the years ended December 31, 2024 and 2022.
(c)     If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of stock options and subsidiary denominated equity and vesting of restricted common stock, restricted stock units (“RSUs”) and market-based awards (“MSUs”). For the year ended December 31, 2023, 3.6 million of potentially dilutive securities were excluded from the calculation of diluted EPS because their inclusion would have been anti-dilutive.